Basis Of Preparation Of The Consolidated Financial Statements - Summary of Financial Information on Ferrosur Roca S A (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 19,120,046	$ 21,243,390
Non-current assets	85,730,938	85,843,494
Current liabilities	16,634,535	23,062,728
Non-current liabilities	15,706,362	15,510,812
Shareholders' equity attributable to owners of the parent company	72,342,409	68,103,969
Non-controlling interests	167,678	409,375
Revenues	73,668,146	62,826,821	$ 72,079,294
Financial results, net	42,483	1,611,705	(3,121,499)
Income tax	9,967,806	5,706,563	3,465,540
Net Losses for the year	6,344,124	17,180,357	8,309,721
Net cash generated by operating activities	15,049,853	18,452,858	16,358,985
Net cash generated by (used in) investing activities	(8,845,081)	(2,364,819)	(24,183,533)
Net cash generated by/(used in) financing activities	(8,759,587)	(19,737,926)	2,908,728
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	(524,285)	4,984,114	397,129
Ferrosur Roca S.A. [member]
Disclosure of subsidiaries [line items]
Current assets	1,071,012	1,466,751
Non-current assets	1,836,954	2,397,389
Current liabilities	1,536,215	1,327,014
Non-current liabilities	533,371	490,251
Shareholders' equity attributable to owners of the parent company	670,703	1,637,501
Non-controlling interests	167,676	409,375
Revenues	5,979,825	5,427,309	7,493,132
Financial results, net	(57,992)	566,262	(1,293,678)
Depreciations	(1,103,103)	(1,233,502)	(1,269,555)
Income tax	(12,667)	143,855	121,491
Net Losses for the year	(1,208,497)	(1,666,540)	(1,670,519)
Net cash generated by operating activities	472,442	363,042	608,156
Net cash generated by (used in) investing activities	(589,526)	(623,386)	112,207
Net cash generated by/(used in) financing activities	91,664	(1,016,648)	(1,187,017)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	$ (19,023)	$ 1,270,924	$ (27,349)